CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net loss	$ (24,056,359)	$ (246,527,916)	$ (12,618,254)
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustments	2,536,356	2,431,227	12,872,968
Total comprehensive income (loss)	(21,520,003)	(244,096,689)	254,714
Comprehensive loss attributable to the noncontrolling interests	88,489	118,724	114,962
Total comprehensive income (loss) attributable to VisionChina Media Inc.	$ (21,431,514)	$ (243,977,965)	$ 369,676